Financial Instruments - Summary Of Liquidity and Interest Risk (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible Preferred Shares, Weighted Average Interest Rate	12.00%
Lease liabilities, Weighted Average Interest Rate	5.38%	4.85%
Convertible Preferred Shares	$ 338,492
Other payables	7,538	$ 5,970
Financial liabilities arising form unvested restricted shares	68
Total	346,098	5,970
Lease liabilities	1,111	495
Convertible Preferred Shares, Carrying Amount	378,332
Other payables, Carrying Amount	7,538	5,970
Financial Liabilities arising from Unvested Restricted Shares, Carrying Amount	68
Total, Carrying Amount	385,938	5,970
Lease liabilities	991	425
On demand or less than 1 Month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other payables	7,538	5,970
Financial liabilities arising form unvested restricted shares	68
Total	7,606	5,970
Lease liabilities	49	44
1 to 3 Months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	268	31
3 Months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	391	83
1 to 2 Year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible Preferred Shares	338,492
Total	338,492
Lease liabilities	143	216
Lease liabilities	126	126
2 to 4 Years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 260	$ 50